Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) director	Mar. 31, 2023 EUR (€) director	Mar. 31, 2022 EUR (€) director
Directors and key management compensation
Short-term remuneration	€ 8	€ 6	€ 7
Long-term incentive schemes	1	3	2
Total	€ 9	€ 9	€ 9
Number of directors that exercised share options during the period | director	0	0	0